Document and Entity Information Document	Sep. 02, 2021
Document Type	8-K
Document Period End Date	Sep. 02, 2021
Amendment Flag	false
Entity File Number	1-32718
Entity Registrant Name	ENTERGY LOUISIANA, LLC
Entity Tax Identification Number	71-0005900
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	4809 Jefferson Highway
Entity Address, City or Town	Jefferson
Entity Address, State or Province	LA
Entity Address, Country	US
Entity Address, Postal Zip Code	70121
City Area Code	504
Local Phone Number	576-4000
Entity Central Index Key	0001348952
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Mortgage Bonds, 4.875% Series due September 2066
Trading Symbol	ELC
Security Exchange Name	NYSE
Entergy Louisiana Investment
Entity File Number	333-175117-01
Entity Registrant Name	ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entity Tax Identification Number	45-2494355
Entity Incorporation, State or Country Code	LA
Entity Address, Address Line One	4809 Jefferson Highway
Entity Address, City or Town	Jefferson
Entity Address, State or Province	LA
Entity Address, Country	US
Entity Address, Postal Zip Code	70121
City Area Code	504
Local Phone Number	576-4000
Entity Central Index Key	0001523519
Entity Emerging Growth Company	false
Entergy Louisiana [Member]
Entity Emerging Growth Company	false